Income Taxes - Changes in the Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	$ 13,214	$ 21,265	$ 21,326
Balance at end of year	10,894	13,214	21,265
Additions charged to income tax expense
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Increase (decrease) in the valuation allowance	(405)	(2,015)	(4,470)
Deductions charged to income tax expense
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Increase (decrease) in the valuation allowance	1,383	9,719	4,287
Currency translation
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Increase (decrease) in the valuation allowance	$ 1,342	$ 347	$ 244